University of Mississippi ("UM") Agreements	12 Months Ended
Dec. 31, 2015
University Of Mississippi Agreements [Abstract]
University of Mississippi ("UM") Agreements
2. University of Mississippi ("UM") Agreements

In July 2013, the Company entered into a Memorandum of Understanding (MOU) with the UM to engage in joint research of extracting, manipulating, and studying cannabis in certain forms to develop intellectual property (IP) with the intention to create and commercialize therapeutic medicines. Nemus will own all IP developed solely by its employees and will jointly own all IP developed jointly between Nemus and UM employees. The term of the MOU agreement is five years and the parties agree to negotiate separate research agreements upon the identification of patentable technologies as well as any deemed to be a trade secret. The agreement may be terminated by either party with three months written notice to the other party.

UM 5050 pro-drug agreements:

On May 15, 2014, the Company entered into an Option Agreement in which UM granted Nemus a three-month option for conducting due diligence to exclusively license a suppository dosage form containing Dronabinol Hemi succinate and other esters ("NPC 4718").

On September 29, 2014, the Company executed three license agreements with UM pursuant to which UM granted us exclusive, perpetual, worldwide licenses, including the right to sublicense, to intellectual property related to UM 5050, a pro-drug formulation of tetrahydrocannabinol, or THC for products administered through each of ocular, oral or rectal delivery. The license agreement for the field of oral delivery also includes rights to UM 1250, a bio-adhesive hot melt extruded film for topical and mucosal adhesion application and drug delivery. The license agreements contain certain milestone and royalty payments, as defined therein. The aggregate milestone payments under the license agreements if the milestones are achieved is $2.1 million. These licenses also require the Company to reimburse UM for patent costs incurred related to these products under license. In the case of the ocular license the Company was required to reimburse sunk patent expenses of $70,678 in February 2015; this amount was reflected in accrued license and patent reimbursement fees as of December 31, 2014. These license agreements will terminate upon expiration of the patents, breach or default of the license agreements, or upon 60 days written notice by the Company to UM.

On October 15, 2014, we signed a renewable option agreement for the rights to explore other routes of delivery of UM5050 not yet agreed upon and/or in combination with other cannabinoids or other compatible compounds. There was a one-time up-front option payment of $10,000 for a six month option period that has subsequently been renewed under the same financial terms and conditions. The most recent renewal occurred on September 29, 2015.

In September 2015, the Company entered into a research agreement with UM to advance Nemus' lead proprietary cannabinoid-based therapy (UM5050) developed for the treatment and management of glaucoma into an optimized once-daily treatment formulation. The fee payable to UM is based on the achievement of certain milestones in the project. The Company recognized $107,476 of research and development expense for the year ended December 31, 2015 which represents work completed under this contract. The agreement also grants an exclusive option to license the technology from the University within 180 days from the commencement of the agreement. Either party may terminate the agreement with 30 days written notice.

UM 8930 pro-drug agreements:

In July 2015, the Company entered into a research agreement with UM to begin studies concerning research and development of cannabidiol (CBD) formulations.  The fee payable to UM is based on the achievement of certain milestones in the project. The Company recognized $37,120 of research and development expense for the year ended December 31, 2015 which represents work completed under this contract. The agreement also grants an exclusive option to license the technology from the University within 180 days from the commencement of the agreement. Either party may terminate the agreement with 30 days written notice.

On December 14, 2015, the Company executed two license agreements with UM pursuant to which UM granted us exclusive, perpetual, worldwide licenses, including the right to sublicense, to intellectual property related to UM 8930, a pro-drug formulation of cannabidiol, or CBD for products administered through each of ocular or rectal delivery. The license agreements contain certain milestone and royalty payments, as defined therein. There is a one-time upfront payment of $65,000 per license agreement, payable in four equal monthly installments that started on December 15, 2015. There is an annual fee of $25,000 per license agreement, payable on the anniversary of each effective date. The aggregate milestone payments under the license agreements if the milestones are achieved is $1.4 million. These licenses also require the Company to reimburse UM for patent costs incurred related to these products under license. These license agreements will terminate upon expiration of the patents, breach or default of the license agreements, or upon 60 days written notice by the Company to UM.

On December 14, 2015, we signed a renewable option agreement for the rights to explore other routes of delivery of UM8930 not yet agreed upon and/or in combination with other cannabinoids or other compatible compounds. There was a one-time up-front option payment of $10,000 for an option period ending March 31, 2016 that can subsequently be renewed for a six month period under the same financial terms and conditions.

Other pro-drugs and potential formulations:

In March 2015, in lieu of a license agreement, the Company entered into a research agreement with UM to begin in vitro studies concerning the medical utility of cannabinoids as anti-infective therapeutics for MRSA.  The fee payable to UM under the agreement is based on the achievement of certain milestones in the project. The Company recognized $66,747 of research and development expense for the year ended December 31, 2015 which represented work completed under this contract. The Company plans to move into in vivo studies of this compound in 2016.  Either party may terminate the agreement with 30 days written notice.

On December 19, 2015, the Company entered into a research agreement with UM to advance specialized cannabinoid derivatives for the treatment of chemo-therapy induced peripheral neuropathy (CIPN). The fee payable to UM is based on the achievement of certain milestones in the project. The Company did not recognize any research and development expense for the year ended December 31, 2015 as work had not yet commenced under this contract. The agreement also grants an exclusive option to license the technology from the University within 180 days from the commencement of the agreement. Either party may terminate the agreement with 30 days written notice.